Cover Page	Jul. 31, 2023
Cover [Abstract]
Document Type	8-K
Entity Registrant Name	Vista Outdoor Inc
Entity Incorporation, State or Country Code	DE
Entity File Number	001-36597
Entity Tax Identification Number	47-1016855
Entity Address, Address Line One	1 Vista Way
Entity Address, City or Town	Anoka
Entity Address, State or Province	MN
Entity Address, Postal Zip Code	55303
City Area Code	763
Local Phone Number	433-1000
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Common Stock, par value $.01
Trading Symbol	VSTO
Security Exchange Name	NYSE
Entity Emerging Growth Company	false
Entity Central Index Key	0001616318
Amendment Flag	false
Document Period End Date	Jul. 31, 2023